INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2025
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

11. INVESTMENTS IN AFFILIATES

Investments in affiliates consist of the following:

	December 31,		December 31,
	2024		2025
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP	$54,254	44.9%	$74,789	39.2%
Suzhou Financial Leasing Co., Ltd.	32,578	3.0	36,649	3.0
RE Crimson Holdings LLC	25,230	20	22,142	20
Panati Holding S.A.	21,199	30	19,372	30
Canadian Solar Infrastructure Fund, Inc.	17,078	14.9	18,479	14.5
Evacuación Tordesillas 400KV, Sociedad Limitada	3,373	46.2	18,072	46.2
Lavras Solar Holding S.A.	12,296	20	13,154	20
Tordesillas Renovables, S.L.	1,215	33.4	13,123	33.4
Marangatu Holding S.A.	19,640	30	5,966	30
Others	46,117	1.8-49%	67,855	1.8-49%
Total	$232,980		$289,601

In 2023, CSI Solar established Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP. In 2015, CSI Solar jointly established Suzhou Financial Leasing Co., Ltd. One of its five board members is designated by CSI Solar. These investments are accounted for under the equity method due to CSI Solar’s significant influence over the investees. Following the fund raising, ownership interest declined from 44.9% to 39.2%. The effective ownership interests in these entities are presented in the table above.

In 2022, the majority interests in Marangatu Holding S.A. (“Marangatu”) and Panati Holding S.A. (“Panati”) were sold to unrelated third parties. The Company retained significant influence over Marangatu and Panati and continued to account for the investment under the equity method.

In 2017, Canadian Solar Infrastructure Fund, Inc. (“CSIF”) completed its IPO. As of December 31, 2024 and 2025, the Company held 65,672 units and 63,932 units in CSIF, respectively. One of three board members represents the Company. Given CSIF’s board structure and voting requirements, the Company is considered to have significant influence over the investee and applies the equity method.

Equity in earnings of affiliates was $14,610 for the year ended December 31, 2023, equity in losses of affiliates were $12,136 and $28,875 for the years ended December 31, 2024 and 2025, respectively.